Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
Year	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid(5) to PEO	Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid(5) to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on		Net Income (Loss) Attributable to the Common Stockholders (in thousands)	Adjusted EBITDAre (in thousands)(1)
					Total Shareholder Return	Peer Group(4) Total Shareholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$1,654,662	$1,656,914	$528,127	$543,101	$46.88	$76.50	$(10,696)	$172,408
2021	$2,454,338	$2,446,288	$1,497,143	$1,547,429	$57.11	$90.32	$(40,004)	$87,465
2020	$495,423	$(1,288,688)	$229,486	$(483,842)	$51.62	$76.40	$(115,481)	$(4,535)
(1)	For a reconciliation of Adjusted EBITDAre to a measure under GAAP in the United States, see Annex A.
(2)	Mr. Stockton was PEO in 2022, 2021 and 2020.
(3)	2022: Messrs. Rose, Eubanks and Nunneley; 2021: Messrs. Robert G. Haiman, Eubanks, Nunneley and Welter; 2020: Messrs. Haiman, Eubanks, Welter and J. Robison Hays, III.
(4)	FTSE NAREIT Lodging & Resorts Index.
(5)
Compensation Actually Paid is the summary compensation table total for the PEO (column (b) above) and average summary compensation table total for the Non-PEO NEOs (column (d) above), as applicable, with the following adjustments to the value of equity adjusted as follows pursuant to Item 402(v)(2)(iii)(C) of Regulation S-K:

	PEO			Non-PEO Named Executive Officers
	2020	2021	2022	2020	2021	2022
Summary Compensation Table Total	$495,423	$2,454,338	$1,654,662	$229,486	$1,497,143	$528,127
SCT Reversal	($495,423)	($2,454,338)	($1,232,106)	($229,486)	($1,497,143)	($393,258)
New awards outstanding	$670,600	$2,677,424	$1,719,509	$347,275	$1,633,224	$548,825
Change in value of prior-year awards	($829,130)	($226,363)	($485,087)	($339,102)	($108,175)	($161,823)
New awards vested during the year	$—	$—	$—	$—	$—	$—
Vested prior-year awards	($187,730)	$164,460	$83,936	($95,218)	$61,587	$24,363
Forfeitures	($972,100)	($169,232)	($88,200)	($410,000)	($39,207)	($5,250)
Dividends	$29,673	$—	$4,200	$13,203	$—	$2,118
Compensation Actually Paid	$(1,288,688)	$2,446,288	$1,656,914	($483,842)	$1,547,429	$543,101

Company Selected Measure Name	Adjusted EBITDAre
Named Executive Officers, Footnote [Text Block]
(3)	2022: Messrs. Rose, Eubanks and Nunneley; 2021: Messrs. Robert G. Haiman, Eubanks, Nunneley and Welter; 2020: Messrs. Haiman, Eubanks, Welter and J. Robison Hays, III.

Peer Group Issuers, Footnote [Text Block]
(4)	FTSE NAREIT Lodging & Resorts Index.

PEO Total Compensation Amount	$ 1,654,662	$ 2,454,338	$ 495,423
PEO Actually Paid Compensation Amount	$ 1,656,914	2,446,288	(1,288,688)
Adjustment To PEO Compensation, Footnote [Text Block]
(5)
Compensation Actually Paid is the summary compensation table total for the PEO (column (b) above) and average summary compensation table total for the Non-PEO NEOs (column (d) above), as applicable, with the following adjustments to the value of equity adjusted as follows pursuant to Item 402(v)(2)(iii)(C) of Regulation S-K:

	PEO			Non-PEO Named Executive Officers
	2020	2021	2022	2020	2021	2022
Summary Compensation Table Total	$495,423	$2,454,338	$1,654,662	$229,486	$1,497,143	$528,127
SCT Reversal	($495,423)	($2,454,338)	($1,232,106)	($229,486)	($1,497,143)	($393,258)
New awards outstanding	$670,600	$2,677,424	$1,719,509	$347,275	$1,633,224	$548,825
Change in value of prior-year awards	($829,130)	($226,363)	($485,087)	($339,102)	($108,175)	($161,823)
New awards vested during the year	$—	$—	$—	$—	$—	$—
Vested prior-year awards	($187,730)	$164,460	$83,936	($95,218)	$61,587	$24,363
Forfeitures	($972,100)	($169,232)	($88,200)	($410,000)	($39,207)	($5,250)
Dividends	$29,673	$—	$4,200	$13,203	$—	$2,118
Compensation Actually Paid	$(1,288,688)	$2,446,288	$1,656,914	($483,842)	$1,547,429	$543,101

Non-PEO NEO Average Total Compensation Amount	$ 528,127	1,497,143	229,486
Non-PEO NEO Average Compensation Actually Paid Amount	$ 543,101	1,547,429	(483,842)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
Compensation Actually Paid is the summary compensation table total for the PEO (column (b) above) and average summary compensation table total for the Non-PEO NEOs (column (d) above), as applicable, with the following adjustments to the value of equity adjusted as follows pursuant to Item 402(v)(2)(iii)(C) of Regulation S-K:

	PEO			Non-PEO Named Executive Officers
	2020	2021	2022	2020	2021	2022
Summary Compensation Table Total	$495,423	$2,454,338	$1,654,662	$229,486	$1,497,143	$528,127
SCT Reversal	($495,423)	($2,454,338)	($1,232,106)	($229,486)	($1,497,143)	($393,258)
New awards outstanding	$670,600	$2,677,424	$1,719,509	$347,275	$1,633,224	$548,825
Change in value of prior-year awards	($829,130)	($226,363)	($485,087)	($339,102)	($108,175)	($161,823)
New awards vested during the year	$—	$—	$—	$—	$—	$—
Vested prior-year awards	($187,730)	$164,460	$83,936	($95,218)	$61,587	$24,363
Forfeitures	($972,100)	($169,232)	($88,200)	($410,000)	($39,207)	($5,250)
Dividends	$29,673	$—	$4,200	$13,203	$—	$2,118
Compensation Actually Paid	$(1,288,688)	$2,446,288	$1,656,914	($483,842)	$1,547,429	$543,101

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship Between Compensation Actually Paid (CAP) and Financial Performance Measures in the Pay Versus Performance Table
Compensation Actually Paid vs. Net Income [Text Block]	Relationship Between Compensation Actually Paid (CAP) and Financial Performance Measures in the Pay Versus Performance Table
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship Between Compensation Actually Paid (CAP) and Financial Performance Measures in the Pay Versus Performance Table
Total Shareholder Return Vs Peer Group [Text Block]	Relationship Between Compensation Actually Paid (CAP) and Financial Performance Measures in the Pay Versus Performance Table
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
The following financial performance measures in our assessment represent the three most important performance measures used by us to link company performance to the compensation actually paid to the applicable named executive officer for 2022.
1.	Adjusted EBITDAre
2.	Revenue
3.	EBITDA Flow

Total Shareholder Return Amount	$ 46.88	57.11	51.62
Peer Group Total Shareholder Return Amount	76.5	90.32	76.4
Net Income (Loss)	$ (10,696,000)	$ (40,004,000)	$ (115,481,000)
Company Selected Measure Amount	172,408,000	87,465,000	(4,535,000)
PEO Name	Mr. Stockton	Mr. Stockton	Mr. Stockton
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDAre
Non-GAAP Measure Description [Text Block]
(1)	For a reconciliation of Adjusted EBITDAre to a measure under GAAP in the United States, see Annex A.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA Flow
PEO [Member] | SCT Reversal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,232,106)	$ (2,454,338)	$ (495,423)
PEO [Member] | New Awards Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,719,509	2,677,424	670,600
PEO [Member] | Change in Value of Prior-Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(485,087)	(226,363)	(829,130)
PEO [Member] | New Awards Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Vested Prior-Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	83,936	164,460	(187,730)
PEO [Member] | Forfeitures [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(88,200)	(169,232)	(972,100)
PEO [Member] | Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,200	0	29,673
Non-PEO NEO [Member] | SCT Reversal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(393,258)	(1,497,143)	(229,486)
Non-PEO NEO [Member] | New Awards Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	548,825	1,633,224	347,275
Non-PEO NEO [Member] | Change in Value of Prior-Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(161,823)	(108,175)	(339,102)
Non-PEO NEO [Member] | New Awards Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Vested Prior-Year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,363	61,587	(95,218)
Non-PEO NEO [Member] | Forfeitures [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,250)	(39,207)	(410,000)
Non-PEO NEO [Member] | Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,118	$ 0	$ 13,203